Related Party Transactions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2023
Related Party Transactions [Line Items]
Due from related parties	€ 3,800,000
Repaid	90,374		€ 237,480		€ 228,150
Current loan amount	4,510,831		4,369,949
Selling and administrative expenses	2,669,997		2,149,157		1,529,085
Interest expense	586,713		198,580		287,281
Payment to related parties	1,124,328		2,142,353		640,332
Advancement from related parties	€ 212,160		799,105		4,214,567
Percentage of margin applied	13.00%
Incurred management fees	€ 582,440	[1]	1,133,890	[2]	1,139,518	[3]
Related Party [Member]
Related Party Transactions [Line Items]
Market interest rate							6.25%
Proceeds from loan	180,000		0
Repaid	903,733		1,300,000
Loan was converted to partner contribution			600,000
Current loan amount	1,176,267		1,900,000
Amount paid for interest	81,320		183,777		118,750
Selling and administrative expenses	360,787				1,010,769
Salaries and benefits	140,333				9,999
Stock-based compensation	132,015
Interest expense	81,320				118,750
Related Party [Member] | RSU Grant [Member]
Related Party Transactions [Line Items]
Selling and administrative expenses			848,832
Salaries and benefits			101,281
Stock-based compensation			88,248
Interest expense			183,777
Umbrella Global Energy, S.A [Member]
Related Party Transactions [Line Items]
Incurred management fees	€ 350,372		€ 840,000		€ 1,005,434

[1]	Comprised of selling and administrative – related parties of €360,787, salaries and benefits – related parties of €140,333 (including stock-based compensation of €132,015 from RSU) and interest expense – related parties of €81,320.
[2]	Comprised of selling and administrative – related parties of €848,832, salaries and benefits – related parties of €101,281 (including stock-based compensation of €88,248) and interest expense – related parties of €183,777.
[3]	Comprised of selling and administrative – related parties of €1,010,769, salaries and benefits – related parties of €9,999 and interest expense – related parties of €118,750.